Note 9 - Stock-based Compensation and Other Employee Benefit Plans - Stock Options Issued Under the 2007 Equity Incentive Plan (Details) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Exercise Price, Lower Limit (in dollars per share)	$ 0.40
Exercise Price, Upper Limit (in dollars per share)	$ 1.89
Weighted Average Remaining Contractual Life (Year)	2 years
Weighted Average Exercise Price (in dollars per share)	$ 1.06
Options, currently exercisable (in shares)	525,000
Weighted average exercise price, currently exercisable (in dollars per share)	$ 1.06
The 2007 Equity Incentive Plan [Member]
Options Outstanding (in shares)	10,241,086	8,601,086	8,561,086
Exercise Price, Lower Limit (in dollars per share)	$ 0.22
Exercise Price, Upper Limit (in dollars per share)	$ 1.89
Weighted Average Remaining Contractual Life (Year)	4 years
Weighted Average Exercise Price (in dollars per share)	$ 0.44
Options, currently exercisable (in shares)	9,599,419
Weighted average exercise price, currently exercisable (in dollars per share)	$ 0.44
The 2007 Equity Incentive Plan [Member] | Exercise Price Range 1 [Member]
Options Outstanding (in shares)	525,000
The 2007 Equity Incentive Plan [Member] | Exercise Price Range 2 [Member]
Options Outstanding (in shares)	892,135
Exercise Price, Lower Limit (in dollars per share)	$ 0.28
Exercise Price, Upper Limit (in dollars per share)	$ 0.99
Weighted Average Remaining Contractual Life (Year)	3 years
Weighted Average Exercise Price (in dollars per share)	$ 0.51
Options, currently exercisable (in shares)	892,135
Weighted average exercise price, currently exercisable (in dollars per share)	$ 0.51
The 2007 Equity Incentive Plan [Member] | Exercise Price Range 3 [Member]
Options Outstanding (in shares)	1,010,000
Exercise Price, Lower Limit (in dollars per share)	$ 0.31
Exercise Price, Upper Limit (in dollars per share)	$ 0.70
Weighted Average Remaining Contractual Life (Year)	4 years
Weighted Average Exercise Price (in dollars per share)	$ 0.56
Options, currently exercisable (in shares)	1,010,000
Weighted average exercise price, currently exercisable (in dollars per share)	$ 0.56
The 2007 Equity Incentive Plan [Member] | Exercise Price Range 4 [Member]
Options Outstanding (in shares)	3,429,450
Exercise Price, Lower Limit (in dollars per share)	$ 0.22
Exercise Price, Upper Limit (in dollars per share)	$ 0.57
Weighted Average Remaining Contractual Life (Year)	5 years
Weighted Average Exercise Price (in dollars per share)	$ 0.33
Options, currently exercisable (in shares)	3,429,450
Weighted average exercise price, currently exercisable (in dollars per share)	$ 0.33
The 2007 Equity Incentive Plan [Member] | Exercise Price Range 5 [Member]
Options Outstanding (in shares)	1,989,340
Exercise Price, Lower Limit (in dollars per share)	$ 0.34
Exercise Price, Upper Limit (in dollars per share)	$ 0.51
Weighted Average Remaining Contractual Life (Year)	6 years
Weighted Average Exercise Price (in dollars per share)	$ 0.37
Options, currently exercisable (in shares)	1,989,340
Weighted average exercise price, currently exercisable (in dollars per share)	$ 0.37
The 2007 Equity Incentive Plan [Member] | Exercise Price Range 6 [Member]
Options Outstanding (in shares)	715,161
Exercise Price, Lower Limit (in dollars per share)	$ 0.28
Exercise Price, Upper Limit (in dollars per share)	$ 0.40
Weighted Average Remaining Contractual Life (Year)	7 years
Weighted Average Exercise Price (in dollars per share)	$ 0.36
Options, currently exercisable (in shares)	715,161
Weighted average exercise price, currently exercisable (in dollars per share)	$ 0.36
The 2007 Equity Incentive Plan [Member] | Exercise Price Range 7 [Member]
Options Outstanding (in shares)	640,000
Exercise Price, Lower Limit (in dollars per share)	$ 0.30
Exercise Price, Upper Limit (in dollars per share)	$ 0.65
Weighted Average Remaining Contractual Life (Year)	8 years
Weighted Average Exercise Price (in dollars per share)	$ 0.48
Options, currently exercisable (in shares)	640,000
Weighted average exercise price, currently exercisable (in dollars per share)	$ 0.48
The 2007 Equity Incentive Plan [Member] | Exercise Price Range 8 [Member]
Options Outstanding (in shares)	740,000
Exercise Price, Lower Limit (in dollars per share)	$ 0.38
Exercise Price, Upper Limit (in dollars per share)	$ 0.40
Weighted Average Remaining Contractual Life (Year)	9 years
Weighted Average Exercise Price (in dollars per share)	$ 0.40
Options, currently exercisable (in shares)	233,333
Weighted average exercise price, currently exercisable (in dollars per share)	$ 0.40
The 2007 Equity Incentive Plan [Member] | Exercise Price Range 9 [Member]
Options Outstanding (in shares)	300,000
Weighted Average Remaining Contractual Life (Year)	10 years
Weighted Average Exercise Price (in dollars per share)	$ 0.57
Options, currently exercisable (in shares)	165,000
Weighted average exercise price, currently exercisable (in dollars per share)	$ 0.57